Summary of Significant Accounting Policies - Liquidity (Details) - USD ($)										3 Months Ended			12 Months Ended
	Dec. 30, 2022	Oct. 18, 2022	Jul. 22, 2022	Mar. 22, 2022	Mar. 22, 2022	Sep. 13, 2021	Feb. 16, 2021	Feb. 12, 2021	Feb. 11, 2021	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Working capital surplus (deficiency)											$ 5,200,000		$ 5,200,000
Cash											$ 20,200,000		20,200,000
Net loss attributable to common stockholders, diluted													79,570,000	$ 77,316,000
Net loss attributable to common stockholders, basic													79,570,000	77,316,000
Loss from discontinued operations, net of tax													28,075,000	37,720,000
Net loss from continuing operations													38,229,000	32,410,000
Net cash used in operating activities													$ 33,963,000	$ 37,131,000
Preferred stock, shares authorized (in shares)											5,000,000		5,000,000	5,000,000
Number of shares sold under offering (in shares)									40,000
Net proceeds from issuance of preferred stock and warrants						$ 50,600,000							$ 46,906,000	$ 50,585,000
Net proceeds from issuance of common stock and warrants													0	$ 77,852,000
Continuing Operations
Class of Stock [Line Items]
Working capital surplus (deficiency)											$ (1,900,000)		(1,900,000)
Cash											10,200,000		$ 10,200,000
Equity Distribution Agreement
Class of Stock [Line Items]
Sale of stock, maximum potential offering			$ 25,000,000
Equity Distribution Agreement | Subsequent Event
Class of Stock [Line Items]
Number of shares sold under offering (in shares)										9,655,207
Sale of stock, consideration received on transaction										$ 15,400,000
Securities Purchase Agreement
Class of Stock [Line Items]
Net proceeds from issuance of common stock and warrants		$ 14,100,000
Common Stock | Securities Purchase Agreement
Class of Stock [Line Items]
Number of shares sold under offering (in shares)		253,112
Warrant
Class of Stock [Line Items]
Number of shares sold under offering (in shares)		3,846,153
Sale of stock, number of warrants issued in transaction (in shares)		2,310,990					132,670	200,000
Exercise price of warrants (in usd per share)		$ 0.001
Maximum | Equity Distribution Agreement | Subsequent Event
Class of Stock [Line Items]
Share price (in usd per share)										$ 1.86
Minimum | Equity Distribution Agreement | Subsequent Event
Class of Stock [Line Items]
Share price (in usd per share)										$ 1.15
Combined Offering Warrant | Common Stock | Securities Purchase Agreement
Class of Stock [Line Items]
Sale of stock, number of warrants issued in transaction (in shares)		3,846,153
Share price (in usd per share)		$ 5.85
Pre-Funded Warrant | Securities Purchase Agreement
Class of Stock [Line Items]
Exercise price of warrants (in usd per share)		$ 0.001
Pre-Funded Warrant | Common Stock | Securities Purchase Agreement
Class of Stock [Line Items]
Sale of stock, number of warrants issued in transaction (in shares)		2,310,990
Share price (in usd per share)		$ 5.849
Initial Principal Amount | Unsecured Debt | Streeterville Capital, LLC
Class of Stock [Line Items]
Debt, initial aggregate principal amount	$ 8,400,000		6,500,000
Payment for note purchase agreement	$ 6,500,000		$ 5,000,000
Series 7 Convertible Preferred Stock
Class of Stock [Line Items]
Preferred shares redeemed, cash consideration				$ 49,300,000								$ 49,300,000
Preferred shares redeemed (in shares)				49,250
Series 8 Preferred Stock
Class of Stock [Line Items]
Preferred shares redeemed, cash consideration											$ 53,200,000
Preferred stock, shares authorized (in shares)				53,197.7234	53,197.7234
Number of shares sold under offering (in shares)					1,503,726
Subscription price (in usd per share)				$ 940	$ 940
Original issuance discount percentage				6.00%	6.00%
Aggregate subscription value				$ 50,000,000	$ 50,000,000
Net proceeds from issuance of preferred stock and warrants					$ 46,900,000
Preferred shares redeemed (in shares)											53,197.72